Net Income (Loss) Per Share of Common Stock, Basic and Diluted - Anti-dilutive Securities (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Stock options
Anti-dilutive securities
Antidilutive securities excluded from the computation of diluted weighted shares outstanding	2,384,560	1,828,441	2,401,938	1,828,441
Warrants
Anti-dilutive securities
Antidilutive securities excluded from the computation of diluted weighted shares outstanding	4,661,145	7,400,934	4,661,145	7,400,934
Unit purchase option shares
Anti-dilutive securities
Antidilutive securities excluded from the computation of diluted weighted shares outstanding	40,000	40,000	40,000	40,000